UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI 53018
(Address of principal executive offices)             (Zip code)

Arnold Investment Counsel, Inc., 3960 Hillside Drive, Delafield, WI 53018
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: July 1, 2013 – June 30, 2014

Item 1. Proxy Voting Record

PROXY VOTING RECORD

Name of Fund:	The Primary Trend Fund
Period:	July 1, 2013 - June 30, 2014

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

Cisco Systems, Inc.	11/19/13	20,000	17275R102	CSCO

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-l. DIRECTORS / All 12 Nominees		Issuer

For	For	2. Approval of amendment and restatement of the 2005 Stock Incentive Plan		Issuer

For	For	3. Approval, on an advisory basis, of executive compensation		Issuer

For	For	4. Ratification of PriceWaterhouseCoopers, LLP as Cisco's independent registered public accounting firm for fiscal 2014		Issuer

Against	Against	5. Approval to have Cisco hold a competition for giving public advice on the voting items in the proxy filing for Cisco's 2014 annual shareowners meeting		Shareholder

Dryships, Inc.	10/31/13	75,000	Y2109Q101	DRYS

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 2 Nominees		Issuer

For	For	2. To ratify the appointment of Ernst & Young (Hellas) certified auditors accountants S.A., as Dryships, Inc.'s independent auditors for the fiscal year ending December 31, 2013		Issuer

Campbell Soup Co.	11/20/13	11,000	134429109	CPB

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS / All 15 Nominees		Issuer

For	For	2. Ratification of appointment of the independent registered public accounting firm		Issuer

For	For	3. Advisory vote on executive compensation		Issuer

Microsoft Corporation	11/19/13	12,000	594918104	MSFT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1-9. DIRECTORS / All 9 Nominees		Issuer

For	For	10. Approve material terms of the performance criteria under the Executive Officer Incentive Plan		Issuer

For	For	11. Advisory vote on executive compensation		Issuer

For	For	12. Ratification of Deloitte & Touche, LLP as our independent auditor for fiscal year 2014		Issuer

Verizon Communications, Inc.	1/28/14	6,000	92343V104	VZ

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. Approve the issuance of up to approximately 1.28 billion shares of Verizon common stock to Vodafone ordinary shareholders in connection with Verizon's acquisition of Vodafone's indirect 45% interest in Verizon Wireless		Issuer

For	For	2. Approve an amendment of Article 4(A) of Verizon's restated certificate of incorporation to increase Verizon's authorized shares of common stock by 2 billion shares to an aggregate of 6.25 billion authorized shares of common stock		Issuer

For	For	3. Approve the adjournment of the Special Meeting to solicit additional votes and proxies if there are insufficient votes at the time of the Special Meeting to approve the above proposals		Issuer

Schlumberger Limited	4/9/14	8,400	806857108	SLB

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1A-K. DIRECTORS/All 11 Nominees		Issuer

For	For	2. To approve, on an advisory basis, the Company's executive compensation		Issuer

For	For	3. To approve the Company's 2013 financial statements and declarations of dividends		Issuer

For	For	4. To approve the appointment of the independent registered public accounting firm		Issuer

U.S. Bancorp	4/15/14	10,000	902973304	USB

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-n. DIRECTORS / All 14 Nominees		Issuer

For	For	2. Ratification of selection of Ernst & Young LLP as our independent auditor for the 2014 fiscal year		Issuer

For	For	3, Advisory vote to approve the compensation of our executives disclosed in the proxy statement		Issuer

Against	Against	4. Shareholder proposal: Adoption of a policy requiring that the Chairman of the Board be an independent director		Shareholder

General Electric Company	4/23/14	30,000	369604103	GE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	A1-17. DIRECTORS/All 17 Nominees		Issuer

For	For	B1. Advisory approval of our named executives' compensation		Issuer

For	For	B2. Ratification of selection of independent auditor for 2014		Issuer

Against	Against	C1. Cumulative Voting		Shareholder

Against	Against	C2. Senior executives hold option shares for life		Shareholder

Against	Against	C3. Multiple candidate elections		Shareholder

Against	Against	C4. Right to act by written consent		Shareholder

Against	Against	C5. Cessation of all stock options and bonuses		Shareholder

Against	Against	C6. Sell the company		Shareholder

Newmont Mining Corp.	4/23/14	20,000	651639106	NEM

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-i. DIRECTORS/All 9 Nominees		Issuer

For	For	2. Ratify appointment of independent auditors for 2014		Issuer

For	For	3. Approve, on an advisory basis, named executive officer compensation		Issuer

Against	Against	4. Stockholder proposal regarding political spending disclosure		Shareholder

Johnson & Johnson	4/24/14	5,000	478160104	JNJ

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-l. DIRECTORS/All 12 Nominees		Issuer

For	For	2. Advisory vote to approve named executive officer compensation		Issuer

For	For	3. Ratification of appointment of independent registered public accounting firm for 2014		Issuer

Against	Against	4. Shareholder proposal - Executives to retain significant stock		Shareholder

Pfizer, Inc.	4/24/14	25,000	717081103	PFE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 12 Nominees		Issuer

For	For	2. Ratify the selection of KPMG LLP as independent registered public accounting firm for 2014		Issuer

For	For	3. Advisory approval of executive compensation		Issuer
For	For	4. Approval of Pfizer, Inc. 2014 stock plan		Issuer

Against	Against	5. Shareholder proposal regarding approval of political contributions policy		Shareholder

Against	Against	6. Shareholder proposal regarding lobbying activities		Shareholder

Against	Against	7. Shareholder proposal regarding action by written consent		Shareholder

Key Energy Services, Inc.	5/15/14	10,000	492914106	KEG

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1A-C. DIRECTORS/All 3 Nominees		Issuer

For	For	2. To approve the adoption of the Key Energy Services, Inc. 2014 equity and cash incentive plan		Issuer

For	For	3. To ratify the appointment by the audit committee of the board of directors of Grant Thornton LLP, an independent registered public accounting firm, as the company's independent auditors for the fiscal year ending December 31, 2014		Issuer

For	For	4. To approve, on an advisory basis, the compensation of the company's named executive officers		Issuer

Magicjack Vocaltec Ltd.	4/23/14	10,000	M6787E101	CALL

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	DIRECTORS / All 3 Nominees		Issuer

For	For	To approve the re-election of Ms. Tal Yaron-Eldar as an external director to serve a three-year term in accordance with the provisions of the Israeli Companies Law		Issuer

No	No	Are you a controlling shareholder in the company or do you have a personal interest in approval of Proposal 2 (excluding a personal interest not due to a relationship with the controlling shareholder)? (Note: You must respond for your vote to be counted)

For	For	3. To approve the grant of 7,000 restricted share units to Mr. Donald A Burns and Mr. Richard Harris under the terms of the 2013 Stock Incentive Plan		Issuer

Yes	Yes	4. To approve the grant of 7,000 restricted share units to Ms. Tal Yaron-Eldar and Mr. Yoseph Dauber under the terms of the 2013 Israeli Stock Incentive Plan

No	No	Are you a controlling shareholder in the Company or do you have a personal interest in approval of Proposal 4 (excluding a personal interest not due to a relationship with the controlling shareholder)? (Note: You must respond for your vote to be counted)

For	For	5. To approve the grant of options to purchase 100,000 ordinary shares to Dr. Yuen Wah Sing as President of Tiger Jet Network, Inc., a wholly owned subsidiary of the company, and to approve increasing Dr. Sing's annual salary as President of Tiger Jet Network, Inc. to $250,000 per annum		Issuer

For	For	6. To amend the Company's 2013 Stock Incentive Plan to increase the number of ordinary shares subject to awards and amend the term of options granted under the plan		Issuer

For	For	7. To amend the Company's 2013 Israeli Stock Incentive Plan to increase the number of ordinary shares subject to awards and amend the term of options granted under the plan		Issuer

For	For	8. To approve and ratify the purchase of a directors and officers' liability insurance policy and approve its renewal or the purchase of new directors and officers' liability insurance for an additional four years		Issuer

No	No	Are you a controlling shareholder in the Company or do you have a personal interest in approval of Proposal 8? (Note: You must respond for your vote to be counted)

For	For	To approve the reappointment of BDO USA, LLP and BDO Ziv Haft, certified public accountants (Isr) as the Company's independent public auditors for the year ending December 31, 2014 and authorize the Company's Board of Directors, subject to the approval of the Audit Committee, to fix the compensation of the auditors in accordance with the volume and nature of their services		Issuer

Abbott Laboratories	4/25/14	7,000	002824100	ABT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 11 Nominees		Issuer

For	For	2. Ratification of Ernst & Young LLP as auditors		Issuer

For	For	3. Say on Pay - An advisory vote to approve executive compensation		Issuer

Against	Against	4. Shareholder proposal - Genetically modified ingredients		Shareholder

Against	Against	5. Shareholder proposal - Lobbying disclosure		Shareholder

Against	Against	6. Shareholder proposal - Incentive compensation		Shareholder

Kraft Foods Group, Inc.	5/6/14	3,333	50076Q106	KRFT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-d. DIRECTORS/All 4 Nominees		Issuer

For	For	2. Advisory vote to approve executive compensation		Issuer

For	For	3. Ratification of the selection of PricewaterhouseCoopers LLP as our independent auditors for 2014		Issuer

Against	Against	4. Shareholder proposal - Cessation of use of corporate funds for political purposes		Shareholder

Against	Against	5. Shareholder proposal - Application of corporate values in political contributions		Shareholder

Against	Against	6. Shareholder proposal - Non-recyclable brand packaging report		Shareholder

Against	Against	7. Shareholder proposal - Sustainable forestry report		Shareholder

Against	Against	8. Shareholder proposal - Proposal regarding calling dehorning		Shareholder

For	For	9. Shareholder proposal - Laudatory resolution supporting Kraft's animal welfare actions		Shareholder

Barrick Gold Corporation	4/30/14	23,000	067901108	ABX

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 12 Nominees		Issuer

For	For	2, Resolution approving the appointment of PricewaterhouseCoopers LLP as the auditors of Barrick and authorizing the directors to fix their remuneration		Issuer

For	For	3. Advisory resolution on executive compensation approach		Issuer

For	For	4. Resolution confirming By-Law No. 2		Issuer

Verizon Communications	5/1/14	6,000	92343V104	VZ

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-k. DIRECTORS/ALL 11 Nominees		Issuer

For	For	2. Ratification of appointment of independent registered public accounting firm		Issuer

For	For	3. Advisory vote to approve executive compensation		Issuer

For	For	4. Proposal to implement proxy access		Issuer

Against	Against	5. Network neutrality		Shareholder

Against	Against	6. Lobbying activities		Shareholder

Against	Against	7. Severance approval policy		Shareholder

Against	Against	8. Shareholder right to call a special meeting		Shareholder

Against	Against	9. Shareholder right to act by written consent		Shareholder

Against	Against	10. Proxy voting authority		Shareholder

Eli Lilly Company	5/5/14	10,000	532457108	LLY

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-e. DIRECTORS/All 5 Nominees		Issuer

For	For	2. Ratification of the appointment by the audit committee of the board of directors of Ernst & Young LLP as principal independent auditor for 2014		Issuer

For	For	3. Approve by non-binding vote, compensation paid to the Company's named executive officers		Issuer

Abbvie, Inc.	5/9/14	7,000	00287Y109	ABBV

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 3 Nominees		Issuer

For	For	2. Ratification of Ernst & Young LLP as Abbvie's independent registered public accounting firm for 2014		Issuer

For	For	3. Say on Pay - An advisory vote on the approval of executive compensation		Issuer

Aqua America, Inc.	5/7/14	15,000	03836W103	WTR

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 8 Nominees		Issuer

For	For	2. To consider and take action on the ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the company for the 2014 fiscal year		Issuer

For	For	3. To consider and take advisory vote to approve the company's executive compensation as disclosed in the proxy statement		Issuer

For	For	4. To consider and take action on the approval of the amended Aqua America, Inc. 2009 omnibus compensation plan		Issuer

Against	Against	5. To consider and take action on a shareholder proposal requesting that the board of directors create a comprehensive policy articulating the company's respect for the commitment to the human right to water, if properly presented at the meeting		Shareholder

Against	Against	6. To consider and take action on a shareholder proposal requesting that the board of directors create a policy in which the board's chairman is an independent director who has not previously served as an executive officer of the company, if properly presented at the meeting		Shareholder

Kinross Gold Corporation	5/8/14	25,000	496902404	KGC

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 12 Nominees		Issuer

For	For	2. To approve the appointment of KPMG LLP, chartered accountants as auditors of the company for the ensuing year and to authorize the directors to fix their remuneration		Issuer

For	For	3. To consider and, if deemed appropriate, to pass, with or without variation, a resolution amending the Share Option Plan of Kinross to (A) increase the number of common shares reserved for issuance thereunder from 21,166,667 to 31,166,667 and (B) to add a provision whereby option holders can surrender their options to the company in exchange for the "In-the-Money" value in the form of either cash or shares, with a company option to deliver shares even if the option holder elects to receive cash		Issuer

For	For	4. To consider and, if deemed appropriate, to pass, an advisory resolution on Kinross' approach to executive compensation		Issuer

Silver Wheaton Corp.	5/9/14	13,000	828336107	SLW

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	A. DIRECTORS / All 9 Nominees		Issuer

For	For	B. In respect of the appointment of Deloitte LLP, independent registered public accounting firm, as auditors of the company and authorizing the directors to fix their remuneration		Issuer

For	For	C. A non-binding advisory resolution accepting the company's approach to executive compensation		Issuer

For	For	D. A resolution approving an amendment to the company's share option plan		Issuer

For	For	E. A resolution confirming the adoption of a by-law providing for advance notice requirements for the nomination of directors		Issuer

For	For	F. A resolution confirming the adoption of amendments to the existing by-laws to increase the quorum at a meeting of shareholders from 10% to 25%		Issuer

For	For	G. A resolution confirming the adoption of amendments to the existing by-laws to modernize and enhance notice and signature provisions		Issuer

Apache Corporation	5/15/14	7,000	037411105	APA

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1-3. DIRECTORS/All 3 Nominees		Issuer

For	For	4. Ratification of Ernst & Young LLP as Apache's independent auditors		Issuer

For	For	5. Advisory vote to approve the compensation of Apache's named executive officers		Issuer

For	For	6. Approval of amendment to Apache's restated certificate of incorporation to eliminate Apache's classified board of directors		Issuer

Intel Corporation	5/11/14	35,000	458140100	INTC

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1A-J. DIRECTORS/All 10 Nominees		Issuer

For	For	2. Ratification of selection of Ernst & Young LLLP as our independent registered public accounting firm for the current year		Issuer

For	For	3, Advisory vote to approve executive compensation		Issuer

Encana Corporation	5/13/14	40,000	121145900	ECA

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 9 Nominees		Issuer

For	For	2. Appointment of auditor - PricewaterhouseCoopers LLP at a remuneration to be fixed by the board of directors		Issuer

For	For	3. Advisory vote approving the corporation's approach to executive compensation		Issuer

For	For	4. Confirmation of amendments to corporation's By-Law No. 1		Issuer

Mondelez International, Inc	5/21/14	16,000	609207105	MDLZ

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-l. DIRECTORS/All 12 Nominees		Issuer

For	For	2. Advisory vote to approve executive compensation		Issuer

For	For	3. Approve Mondelez Int'l Amended and Restated 2005 Performance Incentive Plan		Issuer

For	For	4. Ratification of PricewaterhouseCoopers LLP as independent registered public accountants for fiscal year ending December 31, 2014		Issuer

Against	Against	5. Shareholder proposal report on packaging		Shareholder

Royal Dutch Shell PLC	5/20/14	12,000	780259206	RDS/A

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. Receipt of Annual Report & Accounts		Issuer

For	For	2. Approval of Directors' remuneration policy		Issuer

For	For	3. Approval of Directors' remuneration report		Issuer

For	For	4. Appointment of Euleen Goh as a Director of the company		Issuer

For	For	5. Appointment of Patricia A. Woertz as a Director of the company		Issuer

For	For	6-15. Directors/All 10 Nominees		Issuer

For	For	16. Re-appointment of auditors		Issuer

For	For	17. Remuneration of auditors		Issuer

For	For	18. Authority to allot shares		Issuer

For	For	19. Disapplication of pre-emption rights		Issuer

For	For	20. Authority to purchase own shares		Issuer

For	For	21. Approval of Long-Term Incentive Plan		Issuer

For	For	22. Approval of Deferred Bonus Plan		Issuer

For	For	23. Approval of Restricted Share Plan		Issuer

For	For	24. Authority for certain donations and expenditure		Issuer

Molson Coors Brewing Co.	5/4/14	15,000	60871R209	TAP

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All3 Nominees		Issuer

For	For	2. To approve, on an advisory basis, the compensation of the company's named executive officers		Issuer

JPMorgan Chase & Co.	5/20/14	8,000	46625H100	JPM

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 11 Nominees		Issuer

For	For	2. Advisory resolution to approve executive compensation		Issuer

For	For	3. Ratification of independent registered public accounting firm		Issuer

Against	Against	4. Lobbying report - require annual report on lobbying		Shareholder

Against	Against	5. Special sharehowner meetings - reduce threshold to 15% rather than 20% and remove procedural provisions		Shareholder

Against	Against	6. Cumulative voting - require cumulative voting for directors rather than one-share one-vote		Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By (Signature and Title) /s/ Lilli Gust, President

Date July 30, 2014